Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Current assets:
Cash	$ 12,422	$ 23,014	$ 9,494
Accounts receivable - trade	128	484	445
Accounts receivable - unbilled	0	122	0
Work in process	60	22	0
Prepaid expenses and other current assets	374	264	182
Total current assets	12,984	23,906	10,121
Fixed assets, net of accumulated depreciation	25,794	25,574	13
Intangible assets, net of accumulated amortization	1,895	2,092	2,360
Security deposit	25	28	0
Total Assets	40,698	51,600	12,494
Current liabilities:
Accounts payable (related party of $199 and $200 as of March 31, 2017 and June 30, 2016, respectively)	1,391	1,177	1,104
Accrued expenses (related party of $784 and $623 as of March 31, 2017 and June 30, 2016, respectively)	957	920	159
Capital lease obligation - current portion	180	170	0
Deferred revenue	93	24	0
Total Current Liabilities	2,621	2,291	1,263
Capital lease obligation - net of current portion	25,129	25,265	0
Total Liabilities	27,750	27,556	1,263
Commitments and Contingencies
iBio, Inc. Stockholders’ Equity:
Preferred stock - $0.001 value; 1,000,000 shares authorized; 1 and 0 shares issued and outstanding as of March 31, 2017 and June 30, 2016, respectively	0	0	0
Common stock - $0.001 par value; 175,000,000 shares authorized; 89,118,510 and 89,109,410 shares issued and outstanding as of March 31, 2017 and June 30, 2016, respectively	89	89	77
Additional paid-in capital	80,680	67,468	59,006
Accumulated other comprehensive loss	(29)	(29)	(25)
Accumulated deficit	(67,794)	(57,591)	(47,827)
Total iBio, Inc. Stockholders’ Equity	12,946	9,937	11,231
Noncontrolling interest	2	14,107	0
Total Equity	12,948	24,044	11,231
Total Liabilities and Equity	$ 40,698	$ 51,600	$ 12,494